Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Columbia Disciplined Value Fund-Class A
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Value Fund
Class Name	Class A
Trading Symbol	RLCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 45	0.86% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[1]
Net Assets	$ 183,427,912
Holdings Count | Holdings	97
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 183,427,912
Total number of portfolio holdings	97
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.8%
Exxon Mobil Corp.	2.6%
AT&T, Inc.	2.4%
Citigroup, Inc.	2.4%
Caterpillar, Inc.	2.3%
Chevron Corp.	2.2%
Altria Group, Inc.	2.1%
CME Group, Inc.	2.1%
Salesforce, Inc.	2.0%
Ralph Lauren Corp.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.8%
Exxon Mobil Corp.	2.6%
AT&T, Inc.	2.4%
Citigroup, Inc.	2.4%
Caterpillar, Inc.	2.3%
Chevron Corp.	2.2%
Altria Group, Inc.	2.1%
CME Group, Inc.	2.1%
Salesforce, Inc.	2.0%
Ralph Lauren Corp.	2.0%

Columbia Disciplined Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Value Fund
Class Name	Class C
Trading Symbol	RDCCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 89	1.73% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.73%	[1]
Net Assets	$ 183,427,912
Holdings Count | Holdings	97
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 183,427,912
Total number of portfolio holdings	97
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.8%
Exxon Mobil Corp.	2.6%
AT&T, Inc.	2.4%
Citigroup, Inc.	2.4%
Caterpillar, Inc.	2.3%
Chevron Corp.	2.2%
Altria Group, Inc.	2.1%
CME Group, Inc.	2.1%
Salesforce, Inc.	2.0%
Ralph Lauren Corp.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.8%
Exxon Mobil Corp.	2.6%
AT&T, Inc.	2.4%
Citigroup, Inc.	2.4%
Caterpillar, Inc.	2.3%
Chevron Corp.	2.2%
Altria Group, Inc.	2.1%
CME Group, Inc.	2.1%
Salesforce, Inc.	2.0%
Ralph Lauren Corp.	2.0%

Columbia Disciplined Value Fund Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Disciplined Value Fund
Class Name	Institutional Class
Trading Symbol	CVQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Disciplined Value Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 38	0.73% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 183,427,912
Holdings Count | Holdings	97
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 183,427,912
Total number of portfolio holdings	97
Portfolio turnover for the reporting period	26%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
JPMorgan Chase & Co.	4.8%
Exxon Mobil Corp.	2.6%
AT&T, Inc.	2.4%
Citigroup, Inc.	2.4%
Caterpillar, Inc.	2.3%
Chevron Corp.	2.2%
Altria Group, Inc.	2.1%
CME Group, Inc.	2.1%
Salesforce, Inc.	2.0%
Ralph Lauren Corp.	2.0%
Asset Categories
Equity Sector Allocation

Largest Holdings [Text Block]
Top Holdings
JPMorgan Chase & Co.	4.8%
Exxon Mobil Corp.	2.6%
AT&T, Inc.	2.4%
Citigroup, Inc.	2.4%
Caterpillar, Inc.	2.3%
Chevron Corp.	2.2%
Altria Group, Inc.	2.1%
CME Group, Inc.	2.1%
Salesforce, Inc.	2.0%
Ralph Lauren Corp.	2.0%

[1]	Annualized.